Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Details of Principal Subsidiaries and VIE

As of December 31, 2024, details of the Company's principal subsidiaries and VIE were as follows:

	Place of	Date of	Percentage of
	incorporation	incorporation	beneficial ownership	Principal activities
Principal subsidiaries:
Yatsen (HK) Limited	Hong Kong	June 4, 2019	100%	Cosmetics Sales
Guangzhou Yatsen Global Co., Ltd. (“Guangzhou Yatsen”)	PRC	July 29, 2015	100%	Cosmetics Sales
Guangzhou Yixun Cosmetics Co., Ltd.	PRC	October 22, 2020	100%	Cosmetics Sales
Aoyan Holding Limited	Cayman Islands	January 8, 2020	100%	Cosmetics Sales
Aoyan HK Limited	Hong Kong	February 17, 2020	100%	Cosmetics Sales
Aoyan (Shanghai) Cosmetics Trading Co., Ltd.	PRC	June 4, 2019	100%	Cosmetics Sales
Yatsen Global Holding Limited	British Virgin Islands	March 13, 2020	100%	Cosmetics Sales
Yatsen Global Pte. Ltd.	Singapore	March 28, 2020	100%	Cosmetics Sales
Eve Lom Limited	British Virgin Islands	March 2, 2021	100%	Cosmetics Sales
YALENIC GLOBAL HOLDING PTE. LTD.	Singapore	September 5, 2020	90%	Cosmetics Sales
Galenic (Shanghai) Trading Co., Ltd.	PRC	January 18, 2021	90%	Cosmetics Sales
Galenic (Shanghai) E-commerce Co., Ltd.	PRC	January 28, 2021	90%	Cosmetics Sales
Skintech Global Holding Limited	British Virgin Islands	October 2, 2020	90%	Cosmetics Sales
Dskin (HK) Limited	Hong Kong	November 16, 2020	90%	Cosmetics Sales
Guangzhou Duoxin E-commerce Co., Ltd.	PRC	December 24, 2020	90%	Cosmetics Sales
Shanghai DR.WU Skincare Co., Ltd.	PRC	April 11, 2023	90%	Cosmetics Sales

VIE:
Huizhi Weimei (Guangzhou) Trading Co., Ltd. (“HZ VIE”)	PRC	February 22, 2019	100%	Cosmetics Sales

Variable Interest Entity Primary Beneficiary
Consolidated Financial Information of Consolidated VIEs

The following consolidated financial information of the consolidated VIEs is included in the accompanying consolidated financial statements as of and for the year ended:

	As of December 31,
	2023	2024
	RMB	RMB
Cash and cash equivalents	12,202	3,967
Accounts receivable, net	6,428	10,636
Inventories, net	348	285
Prepayments and other current assets	7,742	11,991
Amounts due from non-VIE subsidiaries	10	2
Total current assets	26,730	26,881

Investments	291,965	360,102
Property and equipment, net	1,606	48
Total non-current assets	293,571	360,150
Total assets	320,301	387,031

Accounts payable	7,645	3,481
Advances from customers	26,810	11,064
Accrued expenses and other liabilities	8,646	6,639
Income tax payables	929	929
Amounts due to non-VIE subsidiaries	266,018	306,573
Total current liabilities	310,048	328,686
Deferred tax liabilities	—	10,628
Total non-current liabilities	—	10,628
Total liabilities	310,048	339,314

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues	323,246	183,737	167,319
Net income (loss)	16,624	2,922	37,463
Net cash provided by operating activities	17,306	36,473	8,241
Net cash used in investing activities	(30,277)	(107,721)	(41,976)
Net cash (used in) provided by financing activities	(5,644)	74,526	25,500
Net (decrease) increase in cash and cash equivalents	(18,615)	3,278	(8,235)